Receivables from Customers and Broker-Dealers and Clearing Organization, Net - Schedule of Allowance for Expected Credit Losses for Receivables from Customers and Broker-Dealers and Clearing Organizations (Details) - USD ($)
$ in Thousands
	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Allowance for Expected Credit Losses for Receivables from Customers and Broker-Dealers and Clearing Organizations [Abstract]
Beginning balance	$ 501	$ 590
Additions	35
Reversal		(92)
Exchange realignment		3
Ending balance	$ 536	$ 501